CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Schedule of Parent Company Balance Sheets (Details) - PARENT COMPANY - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash		$ 2,885,258	$ 0
Amounts due from related parties		1,497,089	0
Other current assets		100,156	0
Intercompany receivable		3,564,119	1,008,708
Total current assets		8,046,622	1,008,708
Non-current assets
Investment in subsidiaries and VIEs		7,032,153	9,733,725
Total assets		15,078,775	10,742,433
Current liabilities
Convertible note payable		2,391,945	0
Derivative liability		2,032,530	0
Payroll payable		42,500	0
Amounts due to related parties		100	0
Accrued liabilities and other current liabilities		141,602	0
Total current liabilities		4,608,677	0
Total liabilities		4,608,677	0
COMMITMENTS AND CONTINGENCIES		0	0
SHAREHOLDERS’ EQUITY
Additional paid-in capital		13,754,806	3,175,965
Retained earnings (accumulated deficits)		(2,422,343)	8,375,975
Accumulated other comprehensive loss		(864,735)	(811,556)
Total shareholders’ equity		10,470,098	10,742,433
Total liabilities and shareholders’ equity		15,078,775	10,742,433
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Ordinary share value, issued	[1]	1,784	1,463
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Ordinary share value, issued	[1]	$ 586	$ 586

[1]	Retrospectively adjusted to reflect the authorized share capital increase effective on January 8, 2026, 16-for-1 share consolidation effective on April 20, 2026, authorized share capital increase effective on May 6, 2026 (see Note 21).